Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current Federal Tax Expense (Benefit)	$ 0	$ 0
Current State and Local Tax Expense (Benefit)	29	31
Total Current	29	31
Federal	0	0
State	0	0
Total Deferred	0	0
Total	$ 29	$ 31